Commitments and Contingencies (Details Narrative) - PELICAN ACQUISITION CORPORATION - USD ($)			12 Months Ended
	May 28, 2025	May 27, 2025	Jan. 31, 2026
Subsidiary, Sale of Stock [Line Items]
Underwriting commissions			$ 1,725,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,125,000	1,125,000